                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7129

                      (Investment Company Act File Number)

                    Federated Managed Allocation Portfolios
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

             Date of Reporting Period:  Fiscal year ended 11/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Balanced Allocation Fund

Established 2005

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.90	$10.00
Income From Investment Operations:
Net investment income	0.13 [2]	0.34	[2]
Net realized and unrealized gain on investments	0.69	0.56
TOTAL FROM INVESTMENT OPERATIONS	0.82	0.90
Less Distributions:
Distributions from net investment income	(0.23)	--
Distributions from net realized gain on investments	(0.78)	--
TOTAL DISTRIBUTIONS	(1.01)	--
Net Asset Value, End of Period	$10.71	$10.90
Total Return [3]	8.15%	9.00%

Ratios to Average Net Assets:
Net expenses	0.27%	0.27	% [4]
Net investment income	1.26%	3.59	% [4]
Expense waiver/reimbursement [5]	1.29%	2.75	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,755	$13,150
Portfolio turnover	2%	0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.86	$10.00
Income From Investment Operations:
Net investment income	0.07 [2]	0.24	[2]
Net realized and unrealized gain on investments	0.67	0.62
TOTAL FROM INVESTMENT OPERATIONS	0.74	0.86
Less Distributions:
Distributions from net investment income	(0.18)	--
Distributions from net realized gain on investments	(0.78)	--
TOTAL DISTRIBUTIONS	(0.96)	--
Net Asset Value, End of Period	$10.64	$10.86
Total Return [3]	7.38%	8.60%

Ratios to Average Net Assets:
Net expenses	1.02%	1.02	% [4]
Net investment income	0.64%	2.48	% [4]
Expense waiver/reimbursement [5]	1.30%	2.72	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,364	$12,434
Portfolio turnover	2%	0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.86	$10.00
Income From Investment Operations:
Net investment income	0.10 [2]	0.23	[2]
Net realized and unrealized gain on investments	0.64	0.63
TOTAL FROM INVESTMENT OPERATIONS	0.74	0.86
Less Distributions:
Distributions from net investment income	(0.18)	--
Distributions from net realized gain on investments	(0.78)	--
TOTAL DISTRIBUTIONS	(0.96)	--
Net Asset Value, End of Period	$10.64	$10.86
Total Return [3]	7.37%	8.60%

Ratios to Average Net Assets:
Net expenses	1.00%	1.02	% [4]
Net investment income	0.93%	2.45	% [4]
Expense waiver/reimbursement [5]	1.29%	2.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,254	$3,560
Portfolio turnover	2%	0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 997.20	$1.35
Class B Shares	$1,000	$ 994.40	$5.10
Class C Shares	$1,000	$ 994.40	$5.05
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.71	$1.37
Class B Shares	$1,000	$1,019.95	$5.16
Class C Shares	$1,000	$1,020.00	$5.11

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.27%
Class B Shares	1.02%
Class C Shares	1.01%

Management's Discussion of Fund Performance

Federated Balanced Allocation Fund's Class A Shares, Class B Shares and Class C Shares produced total returns of 8.15%, 7.38% and 7.37%, respectively, based on net asset value for the fiscal year ended November 30, 2007. This compared with the Fund's benchmark index, the Standard & Poor's 500 Index (S&P 500), 1 which returned 7.72% for the reporting period. The Morningstar Moderate Allocation Funds Category 2 average returned 7.30%. The fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the benchmark index.

The following discussion will focus on the performance of the Fund's Class A Shares.

MARKET OVERVIEW

Domestic Equities

Domestic equities, as measured by the S&P 500, experienced substantial volatility throughout the 12-month reporting period. Bulls and bears alternated as optimism was fueled by strong GDP growth, employment data and interest rate cuts by the Federal Reserve Board (the "Fed"), while investor fears were stoked by rising fuel costs, weak U.S. housing data and the credit crisis. By late November, the S&P 500 had plummeted over 10% from its mid-October peak of 1565 due to reports from some of the nation's largest banks of massive write-downs of risky mortgage-related investments. Then, conciliatory comments from the Fed cheered investors and sparked a sharp rally during the last few days of the reporting period. On November 30, 2007, the S&P 500 was at 1481, with a gain of 5.7% for the 12-month period (up 7.7% on a total return basis).

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 Morningstar category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings over the past three years. If the fund is less than three years old, the category is based on the life of the fund. Copyright 2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Interest Rates

Short and intermediate interest rates fell considerably during the past 12 months (some as much as 190 b.p.) as the "Subprime Lending Crisis" (Crisis) gradually unfolded over the summer months 3 .. This sparked a "flight to quality" to short- and intermediate-term Treasury securities as investors fled "spread bonds" such as corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities. Spread bonds underperformed Treasury securities by a wide margin over the past year. The Fed responded to the Crisis by easing monetary policy by 0.75%, on concern that the housing sector damage could spread to the rest of the economy.

Longer-term interest rates were down very slightly during the past 12 months, with 10-year Treasury yields down about 0.52%, while the 30-year Treasury yield fell 0.18%. The "yield to worst" of the Lehman Aggregate Bond Index 4 stood at 4.86% on November 30, 2007, compared to 5.13% at prior year-end.

FUND PERFORMANCE

The fund by design invests approximately equal amounts of its non-cash assets in four underlying Federated mutual funds: Federated American Leaders Fund, Inc., Federated Capital Appreciation Fund, Federated Kaufmann Fund and Federated Intermediate Corporate Bond Fund. 5

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 The Lehman Brothers Aggregate Bond index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

5 Effective January 29, 2008, Federated American Leaders Fund (FALF) will no longer be an underlying fund in the Federated Balanced Allocation Fund (FBAF). FALF will be replaced with Federated InterContinental Fund, (FICF) a portfolio of Federated Equity Funds. Due to its strategy of investing in other mutual funds, FBAF may incur certain additional expenses and tax results that would not be present with a direct investment in the underlying funds.

The returns of each of the four underlying funds relative to its respective benchmark depends upon the investment decisions made in each of the fund's portfolios and the fees charged. Each of the funds is actively managed. The primary investment decisions made by each manager involve the overweight or underweight in certain sectors of the market and the individual securities purchased. During the reporting period, three of the funds had higher returns than their benchmarks and one fund had lower returns as indicated in the table below.

Fund Name	Fund Total Return at Net Asset Value	Benchmark Name	Benchmark Total Return
Federated American Leaders Fund, Inc., Class A Shares	(3.95)%	S&P 500/ Citigroup Large Cap Value Index	6.12%
Federated Capital Appreciation Fund, Class A Shares	11.58%	S&P 500 Index	7.72%
Federated Intermediate Corporate Bond Fund, Institutional Shares	5.57%	Lehman Brothers U.S. Intermediate Credit Index	4.97%
Federated Kaufmann Fund, Class A Shares	20.66%	Russell MidCap Growth Index	10.13%

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Balanced Allocation Fund (Class A Shares) (the "Fund") from December 23, 2005 (start of performance) to November 30, 2007 compared to the Lehman Brothers U.S. Intermediate Credit Index (LBIC) 2 and the Standard and Poor's 500 Index (S&P 500) 2 ..

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	2.24%
Start of Performance (12/23/2005)	5.73%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIC and the S&P 500 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBIC and S&P 500 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Balanced Allocation Fund (Class B Shares) (the "Fund") from December 23, 2005 (start of performance) to November 30, 2007 compared to the Lehman Brothers U.S. Intermediate Credit Index (LBIC) 2 and the Standard and Poor's 500 Index (S&P 500) 2 ..

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	1.99%
Start of Performance (12/23/2005)	5.95%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIC and the S&P 500 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBIC and S&P 500 are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Balanced Allocation Fund (Class C Shares) (the "Fund") from December 23, 2005 (start of performance) to November 30, 2007 compared to the Lehman Brothers U.S. Intermediate Credit Index (LBIC) 2 and the Standard and Poor's 500 Index (S&P 500). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	6.39%
Start of Performance (12/23/2005)	8.24%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIC and the S&P 500 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBIC and S&P 500 are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Underlying Fund	Percentage of Total Net Assets
Federated American Leaders Fund, Inc.	25.0%
Federated Kaufmann Fund	25.0%
Federated Capital Appreciation Fund	24.9%
Federated Intermediate Corporate Bond Fund	24.7%
Cash Equivalents [2]	0.4%
Other Assets and Liabilities--Net [3]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the underlying funds in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. Represents less than 0.1%.

Portfolio of Investments

November 30, 2007

Shares			Value
		AFFILIATED MUTUAL FUNDS--100.0%
658,934		Federated American Leaders Fund, Inc., Class A Shares	$11,867,396
546,642		Federated Capital Appreciation Fund, Class A Shares	11,785,603
1,156,663		Federated Intermediate Corporate Bond Fund, Institutional Shares	11,682,297
1,918,249		Federated Kaufmann Fund, Class A Shares	11,835,599
190,059	[1]	Prime Value Obligations Fund, Institutional Shares, 4.87%	190,059
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $51,303,880) [2]	47,360,954
		OTHER ASSETS AND LIABILITIES - NET--0.0%	11,789
		TOTAL NET ASSETS--100%	$47,372,743

1 7-Day net yield.

2 The cost of investments for federal tax purposes amounts to $51,331,454.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in affiliated issuers, at value (Note 5) (identified cost $51,303,880)		$47,360,954
Cash		701
Income receivable		49,779
Receivable for shares sold		124,242
TOTAL ASSETS		47,535,676
Liabilities:
Payable for shares redeemed	$83,371
Payable for transfer and dividend disbursing agent fees and expenses	17,849
Payable for custodian fees	2,677
Payable for audit fees	20,000
Payable for Directors'/Trustees' fees	1,025
Payable for portfolio accounting fees	5,668
Payable for distribution services fee (Note 5)	16,686
Payable for shareholder services fee (Note 5)	10,089
Accrued expenses	5,568
TOTAL LIABILITIES		162,933
Net assets for 4,440,760 shares outstanding		$47,372,743
Net Assets Consist of:
Paid-in capital		$45,330,805
Net unrealized depreciation of investments		(3,942,926)
Accumulated net realized gain on investments		4,195,513
Undistributed net investment income		1,789,351
TOTAL NET ASSETS		$47,372,743
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($19,754,896 ÷ 1,844,287 shares outstanding), no par value, unlimited shares authorized		$10.71
Offering price per share (100/94.50 of $10.71) [1]		$11.33
Redemption proceeds per share		$10.71
Class B Shares:
Net asset value per share ($20,363,781 ÷ 1,914,539 shares outstanding), no par value, unlimited shares authorized		$10.64
Offering price per share		$10.64
Redemption proceeds per share (94.50/100 of $10.64) [1]		$10.05
Class C Shares:
Net asset value per share ($7,254,066 ÷ 681,934 shares outstanding), no par value, unlimited shares authorized		$10.64
Offering price per share		$10.64
Redemption proceeds per share (99.00/100 of $10.64) [1]		$10.53

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2007

Investment Income:
Dividends received from affiliated issuers (Note 5)			$623,124
Interest			12,879
TOTAL INCOME			636,003
Expenses:
Administrative personnel and services fee (Note 5)		$230,000
Custodian fees		9,032
Transfer and dividend disbursing agent fees and expenses		94,327
Directors'/Trustees' fees		3,788
Auditing fees		20,000
Legal fees		9,670
Portfolio accounting fees		66,611
Distribution services fee--Class B Shares (Note 5)		125,539
Distribution services fee--Class C Shares (Note 5)		38,901
Shareholder services fee--Class A Shares (Note 5)		40,739
Shareholder services fee--Class B Shares (Note 5)		41,846
Shareholder services fee--Class C Shares (Note 5)		11,849
Share registration costs		44,092
Printing and postage		25,227
Insurance premiums		6,196
Miscellaneous		2,607
TOTAL EXPENSES		770,424
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(230,000)
Reimbursement of other operating expenses	(271,900)
TOTAL WAIVER AND REIMBURSEMENT		(501,900)
Net expenses			268,524
Net investment income			367,479
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated issuers			(24,975)
Realized gain distributions from affiliated investment company shares			5,764,331
Net change in unrealized depreciation of investments			(3,475,874)
Net realized and unrealized gain on investments			2,263,482
Change in net assets resulting from operations			$2,630,961

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2007	2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$367,479	$446,954
Net realized gain (loss) on investments in affiliated issuers	(24,975)	796
Realized gain distributions from affiliated investment company shares	5,764,331	2,210,759
Net change in unrealized appreciation/depreciation of investments	(3,475,874)	(467,052)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,630,961	2,191,457
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(288,889)	--
Class B Shares	(217,306)	--
Class C Shares	(62,675)	--
Distributions from net realized gain on investments
Class A Shares	(995,689)	--
Class B Shares	(941,974)	--
Class C Shares	(273,947)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,780,480)	--
Share Transactions:
Proceeds from sale of shares	24,245,211	29,925,138
Net asset value of shares issued to shareholders in payment of distributions declared	2,621,767	--
Cost of shares redeemed	(8,489,205)	(2,972,106)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,377,773	26,953,032
Change in net assets	18,228,254	29,144,489
Net Assets:
Beginning of period	29,144,489	--
End of period (including undistributed net investment income of $1,789,351 and $446,954, respectively)	$47,372,743	$29,144,489

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Balanced Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to section 12(d)(1)(g) of the Act, the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated American Leaders Fund, Inc., Class A Shares (American Leaders)	To provide growth of capital and income.
Federated Capital Appreciation Fund, Class A Shares (Capital Appreciation)	To provide capital appreciation.
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)	To provide current income.
Federated Kaufmann Fund, Class A Shares (Kaufmann)	To provide capital appreciation.
Prime Value Obligations Fund, Institutional Shares (Prime Value)	To provide current income consistent with stability of principal and liquidity.

Income distributions from American Leaders are declared and paid quarterly. Income distributions from Intermediate Corporate Bond and Prime Value are declared daily and paid monthly. Income distributions from Capital Appreciation and Kaufmann are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's (SEC) website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Effective January 2, 2008, Federated Capital Appreciation Fund, Class A Shares will be replaced with Federated Capital Appreciation Fund, Institutional Shares.

Effective January 29, 2008, American Leaders will no longer be a Fund Investment. American Leaders will be replaced with Federated InterContinental Fund whose investment objective is to provide long-term capital appreciation through investing in international stocks.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	998,959	$10,494,589	1,343,928	$13,476,007
Shares issued to shareholders in payment of distributions declared	120,348	1,207,083	--	--
Shares redeemed	(481,218)	(5,037,068)	(137,730)	(1,395,318)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	638,089	$6,664,604	1,206,198	$12,080,689

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	877,246	$9,165,637	1,283,416	$12,964,902
Shares issued to shareholders in payment of distributions declared	110,235	1,105,656	--	--
Shares redeemed	(217,699)	(2,266,847)	(138,659)	(1,394,755)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	769,782	$8,004,446	1,144,757	$11,570,147

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	437,806	$4,584,985	345,893	$3,484,229
Shares issued to shareholders in payment of distributions declared	30,811	309,028	--	--
Shares redeemed	(114,506)	(1,185,290)	(18,070)	(182,033)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	354,111	$3,708,723	327,823	$3,302,196
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,761,982	$18,377,773	2,678,778	$26,953,032

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

4. FEDERAL TAX INFORMATION

The timing and character of the income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to recognition of short-term capital gain distributions received.

For the year ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$1,543,788	$(1,543,788)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended November 30, 2007, was as follows:

2007
Ordinary income [1]	$ 569,718
Long-term capital gains	$2,210,762

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,803,722
Undistributed long-term capital gain	$4,208,716
Net unrealized depreciation	$(3,970,500)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales.

At November 30, 2007, the cost of investments for federal tax purposes was $51,331,454. The net unrealized depreciation of investments for federal tax purposes was $3,970,500. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $800,030 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,770,530.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee. For the year ended November 30, 2007, the Adviser voluntarily reimbursed $198,138 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, FAS voluntarily waived its entire fee of $230,000.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2007, FSC did not retain any fees paid by the Fund.

On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on January 31, 2008. For the year ended November 30, 2007, the Fund's Class A Shares did not incur a distribution services fee.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the year ended November 30, 2007, FSC voluntarily reimbursed $17,860 of its fee.

Sales Charges

For the year ended November 30, 2007, FSC retained $36,826 in sales charges from the sale of Class A Shares. FSC also retained $2,836 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions. For the year ended November 30, 2007, FSSC voluntarily reimbursed $55,902 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.27%, 1.02% and 1.02%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated companies during the year ended November 30, 2007, are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2007	Value at 11/30/2007	Dividend Income
Federated American Leaders Fund, Inc., Class A Shares	301,565	360,015	2,646	658,934	$11,867,396	$78,999
Federated Capital Appreciation Fund, Class A Shares	295,025	255,551	3,934	546,642	11,785,603	54,590
Federated Intermediate Corporate Bond Fund, Institutional Shares	720,812	499,893	64,042	1,156,663	11,682,297	485,897
Federated Kaufman Fund, Class A Shares	1,272,002	665,061	18,814	1,918,249	11,835,599	0
Prime Value Obligations Fund, Institutional Shares	--	4,903,558	4,713,499	190,059	190,059	3,638
TOTAL OF AFFILIATED TRANSACTIONS	2,589,404	6,684,078	4,802,935	4,470,547	$47,360,954	$623,124

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2007, were as follows:

Purchases	$22,732,000
Sales	$915,000

7. RISKS OF INVESTING IN THE UNDERLYING FUNDS

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2007, the amount of long-term capital gains designated by the Fund was $2,210,762.

For the fiscal year ended November 30, 2007, 57.20% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2007, 52.51% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND THE SHAREHOLDERS OF FEDERATED BALANCED ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Balanced Allocation Fund (the "Fund"), a portfolio of Federated Managed Allocation Portfolios, as of November 30, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 23, 2005 (inception date) to November 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Balanced Allocation Fund as of November 30, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for year then ended and for the period from December 23, 2005 (inception date) to November 30, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
January 25, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Trust comprised four portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Haratio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Haring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprise, Inc. Chairman and CEO, Renaissance Homes of Colorado

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Evaluation and Approval of Advisory Contract

FEDERATED BALANCED ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it pursues its investment objective by investing in a combination of other Federated mutual funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Balanced Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861

36082 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2015

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.69	$10.00
Income From Investment Operations:
Net investment income	0.23 [2]	0.16	[2]
Net realized and unrealized gain on investments	0.65	0.53
TOTAL FROM INVESTMENT OPERATIONS	0.88	0.69
Less Distributions:
Distributions from net investment income	(0.13)	--
Distributions from net realized gain on investments	(0.01)	--
TOTAL DISTRIBUTIONS	(0.14)	--
Net Asset Value, End of Period	$11.43	$10.69
Total Return [3]	8.27%	6.90%

Ratios to Average Net Assets:
Net expenses	0.49%	0.42	% [4]
Net investment income	2.10%	2.37	% [4]
Expense waiver/reimbursement [5]	19.53%	124.62	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,464	$332
Portfolio turnover	72%	50%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.70	$10.00
Income From Investment Operations:
Net investment income	0.21 [2]	0.08	[2]
Net realized and unrealized gain on investments	0.61	0.62
TOTAL FROM INVESTMENT OPERATIONS	0.82	0.70
Less Distributions:
Distributions from net investment income	(0.11)	--
Distributions from net realized gain on investments	(0.01)	--
TOTAL DISTRIBUTIONS	(0.12)	--
Net Asset Value, End of Period	$11.40	$10.70
Total Return [3]	7.74%	7.00%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00	% [4]
Net investment income	1.87%	1.23	% [4]
Expense waiver/reimbursement [5]	19.53%	124.62	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,095	$571
Portfolio turnover	72%	50%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.69	$10.00
Income From Investment Operations:
Net investment income	0.27 [2]	0.19	[2]
Net realized and unrealized gain on investments	0.63	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.90	0.69
Less Distributions:
Distributions from net investment income	(0.13)	--
Distributions from net realized gain on investments	(0.01)	--
TOTAL DISTRIBUTIONS	(0.14)	--
Net Asset Value, End of Period	$11.45	$10.69
Total Return [3]	8.51%	6.90%

Ratios to Average Net Assets:
Net expenses	0.29%	0.25	% [4]
Net investment income	2.45%	2.95	% [4]
Expense waiver/reimbursement [5]	19.53%	124.62	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$873	$113
Portfolio turnover	72%	50%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,015.10	$2.37
Class K Shares	$1,000	$1,012.40	$5.04
Institutional Shares	$1,000	$1,016.00	$1.57
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.71	$2.38
Class K Shares	$1,000	$1,020.05	$5.06
Institutional Shares	$1,000	$1,023.51	$1.57

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.47%
Class K Shares	1.00%
Institutional Shares	0.31%

Management's Discussion of Fund Performance

The Federated Target ETF Fund 2015 Class A Shares, Class K Shares and Institutional Shares, had total returns at net asset value 1 of 8.27%, 7.74% and 8.51%, respectively, for the fiscal year ended November 30, 2007. 2 That compares with an 8.06% return for the Fund's Blended Index and 7.79% for Morningstar's Target Date 2015-2029 Funds Category 3 average. The Fund's Blended Index consists of 45% of the return of the Standard & Poor's Composite 1500 Index (S&P 1500), 4 11% of the return of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE), 5 and 44% of the Lehman Brothers Aggregate Bond Index (LBAB). 6

1 Due to its strategy of investing in other funds (including exchange-traded funds), this Fund may incur certain additional expenses and tax results that would not be present with a direct investment in the underlying funds (or exchange-traded funds).

An investment in an exchange-traded fund ("ETF") generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

2 Returns are stated on a no-load basis, net of fees and expenses.

3 The group of funds included in Morningstar's category that have target maturity dates between 2015 and 2029.

4 The S&P Composite 1500 Index is an unmanaged, broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 400, S&P 500, and the S&P 600. The index was developed with a base value of 100 as of December 30, 1994. The index is unmanaged and unlike the Fund not affected by cashflow. Investments cannot be made directly in an index.

5 MSCI EAFE Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. The index is unmanaged and unlike the Fund not affected by cashflow. Investments cannot be made directly in the index.

6 The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged and unlike the Fund not affected by cashflow. Indices are rebalanced monthly by market capitalization. Investments cannot be made directly in an index.

The following discussion will focus on performance of the Fund's Institutional Shares.

MARKET OVERVIEW

Domestic Equities

Domestic equities, as measured by the S&P 1500 index, experienced substantial volatility throughout the 12-month reporting period. Bulls and bears alternated as optimism was fueled by strong Gross Domestic Product growth, employment data and interest rate cuts by the Federal Reserve while investor fears were stoked by rising fuel costs, weak U.S. housing data and the credit crisis. By late November, the S&P 1500 had fallen by 10% (on a total return basis) from its mid-October peak due, in part, to reports from some of the nation's largest banks of massive write-downs of risky mortgage-related investments. Conciliatory comments from the Federal Reserve then cheered investors and sparked a sharp rally during the last few days of November 2007. During the 12-month reporting period ended November 30, 2007, the S&P 1500 had a total return of 7.44%, with eight out of ten sectors posting positive, double-digit returns. The best performing sectors were Energy, Materials, Consumer Staples and Utilities. Lagging sectors included Financials and Consumer Discretionary.

International Equities

Global equity markets, as represented by the MSCI-EAFE index, experienced similar volatility 7 to the S&P 1500. The MSCI-EAFE ended the year up only 9.28% on a local currency basis; however, in U.S. dollars, the total return for the EAFE was 17.3%, due to weakness in the U.S. dollar. The euro, sterling and yen each gained 10.7%, 4.5% and 4.3%, respectively, against the U.S. dollar over the reporting period.

By region, significant outperformance came from the Pacific and Far East countries, excluding Japan. Europe performed slightly ahead of the benchmark, overall, while Japan was nearly flat for the reporting period.

7 International investing involves special risks including currency risks, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

Interest Rates 8

Short and intermediate interest rates fell considerably over the reporting period (some as much as 1.90%) as the "Subprime Lending Crisis" gradually unfolded over the summer months. This sparked a "flight to quality" to short- and intermediate-term Treasury securities as investors fled "spread bonds" such as corporate bonds, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS). Spread bonds underperformed Treasury securities by a wide margin over the reporting period. The Federal Reserve responded to the Subprime Lending Crisis by easing monetary policy by 0.75%, on concern that the housing sector damage could spread to the rest of the economy.

Longer-term interest rates were down very slightly over the past 12 months, with 10-year Treasury yields down about 0.52%, while the 30-year Treasury yield fell 0.18%. The "yield to worst" 9 of the Lehman Aggregate stood at 4.86% on November 30, 2007, compared to 5.13% at prior year-end.

FUND PERFORMANCE

The primary influences on the returns of the Fund were the diversified nature of the portfolio 10 and the disciplined design of the Fund. This design specifies ranges in which management may move the allocations for equities and bonds based upon the number of years remaining until the target year of 2015. During the 12-month period ended December 31, 2007, equities were allowed to range between 41% and 71% of the Fund. The Fund maintained an equity allocation in the upper half of that range for the entire reporting period. This allocation decision increased returns because of the higher relative returns from equities during the reporting period.

8 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

9 The "yield to worst" measures the yield to maturity if a bond repayment takes place that would yield the lowest possible return to investors.

10 Diversification does not assure a profit nor protect against loss.

Within the portion of the Fund allocated to stocks, the Fund purchased a number of different ETFs that provided broad market exposure to domestic equities and foreign equities as well as ETFs that provided exposure to specific market sectors. During the 12-month period, the Fund maintained an overweight in larger market capitalization equities. In addition, the Fund also maintained a significant exposure to foreign equities. Both of these allocation decisions increased the return of the Fund as large capitalization equities outperformed small capitalization equities and foreign equities outperformed domestic equities.

Beginning in October, the Fund began to overweight several industries relative to its benchmark. Investments in Healthcare, Technology, Hardware, Materials and Software and Services contributed to the Fund's outperformance, while investments in the Technology Equipment and Insurance industries detracted from performance relative to the benchmark.

Through the end of August, 2007, the Fund's fixed-income investments and performance were roughly in line with LBAB. Thereafter, the Fund was overweight in high-yield, emerging markets and mortgage-backed fixed-income securities. The high-yield investments detracted from performance of the fixed-income portion of the Fund, relative to LBAB.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Target ETF Fund 2015 (Class A Shares) (the "Fund") from April 6, 2006 (start of performance) to November 30, 2007, compared to the Standard and Poor's Composite 1500 Index (S&P 1500), 2 the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Morgan Stanley Capital International - Europe, Australasia and Far East Index (MSCI-EAFE). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	2.33%
Start of Performance (4/6/2006)	5.58%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 1500, LBAB and MSCI-EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 1500, LBAB and the MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Target ETF Fund 2015 (Class K Shares) (the "Fund") from April 6, 2006 (start of performance) to November 30, 2007, compared to the Standard and Poor's Composite 1500 Index (S&P 1500), 2 the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Morgan Stanley Capital International - Europe, Australasia and Far East Index (MSCI-EAFE). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	7.74%
Start of Performance (4/6/2006)	8.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 1500, LBAB and the MSCI-EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 1500, LBAB and the MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Target ETF Fund 2015 (Institutional Shares) (the "Fund") from April 6, 2006 (start of performance) to November 30, 2007, compared to the Standard and Poor's Composite 1500 Index (S&P 1500), 2 the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Morgan Stanley Capital International - Europe, Australasia and Far East Index (MSCI-EAFE). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	8.51%
Start of Performance (4/6/2006)	9.38%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 1500, LBAB and the MSCI-EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 1500, LBAB and the MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds	47.5%
Domestic Fixed Income ETF Funds and Mutual Funds	29.8%
Foreign Stock ETF Funds	22.7%
Foreign Fixed Income Mutual Funds	0.6%
Cash Equivalents [2]	2.3%
Other Assets and Liabilities--Net [3]	(2.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2007

Shares			Value
		EXCHANGE TRADED FUNDS--90.1%
		STOCK ETFS--70.2%
		Domestic Stock ETFs - 47.5%
611		iShares Dow Jones US Basic Materials Sector Index Fund	$45,666
748		iShares Dow Jones US Healthcare Providers Index Fund	46,204
895		iShares Dow Jones US Insurance Index Fund	45,019
748		iShares Dow Jones US Medical Equipment Index Fund	44,708
662		iShares Goldman Sachs Networking Index Fund	22,568
898		iShares S&P GSTI Software	44,792
371		iShares S&P GSTI Technology	21,874
10,683		iShares S&P 500 Index Fund	1,589,096
1,961		iShares S&P Midcap 400 Index	168,175
685		Rydex Russell Top 50 ETF	76,645
		TOTAL DOMESTIC STOCK ETFS	2,104,747
		Foreign Stock ETFs - 22.7%
992		iShares MSCI Canada Index Fund	31,655
2,047		iShares MSCI Emerging Markets Index Fund	316,057
264		iShares MSCI Pacific ex-Japan Index Fund	44,217
5,092		iShares S&P Europe 350 Index Fund	613,331
		TOTAL FOREIGN STOCK ETFS	1,005,260
		TOTAL STOCK ETFS (IDENTIFIED COST $3,022,555)	3,110,007
		FIXED INCOME ETFs--19.9%
		Domestic Fixed Income ETFs - 19.9%
8,640		iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $858,621)	882,144
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $3,881,176)	3,992,151
Shares			Value
		MUTUAL FUNDS--12.8% [1]
1,243		Emerging Markets Fixed Income Core Fund	$27,440
38,004		Federated Mortgage Core Portfolio	378,525
8,653		High Yield Bond Portfolio	57,369
103,092	[2]	Prime Value Obligations Fund, Institutional Shares, 4.87%	103,092
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $561,206)	566,426
		TOTAL INVESTMENTS--102.9% (IDENTIFIED COST $4,442,382) [3]	4,558,577
		OTHER ASSETS AND LIABILITIES - NET--(2.9)%	(126,328)
		TOTAL NET ASSETS--100%	$4,432,249

1 Affiliated companies.

2 7-Day net yield.

3 The cost of investments for federal tax purposes amounts to $4,448,535.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in securities, at value including $566,426 of investments in affiliated issuers (Note 5) (identified cost $4,442,382)		$4,558,577
Receivable for investments sold		72,902
Receivable for shares sold		10,031
TOTAL ASSETS		4,641,510
Liabilities:
Payable for investments purchased	$139,594
Payable for transfer and dividend disbursing agent fees and expenses	15,654
Payable for auditing fees	21,000
Payable for portfolio accounting fees	5,477
Payable for distribution services fee (Note 5)	427
Payable for shareholder services fee (Note 5)	590
Payable for share registration costs	18,420
Accrued expenses	8,099
TOTAL LIABILITIES		209,261
Net assets for 387,929 shares outstanding		$4,432,249
Net Assets Consist of:
Paid-in capital		$4,248,364
Net unrealized appreciation of investments		116,195
Accumulated net realized gain on investments		27,325
Undistributed net investment income		40,365
TOTAL NET ASSETS		$4,432,249
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,464,466 ÷ 215,630 shares outstanding), no par value, unlimited shares authorized		$11.43
Offering price per share (100/94.50 of $11.43) [1]		$12.10
Redemption proceeds per share		$11.43
Class K Shares:
Net asset value per share ($1,094,539 ÷ 96,012 shares outstanding), no par value, unlimited shares authorized		$11.40
Offering price per share		$11.40
Redemption proceeds per share		$11.40
Institutional Shares:
Net asset value per share ($873,244 ÷ 76,287 shares outstanding), no par value, unlimited shares authorized		$11.45
Offering price per share		$11.45
Redemption proceeds per share		$11.45

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2007

Investment Income:
Dividends (including $5,407 received from affiliated issuers (Note 5))			$60,541
Interest			2,958
Investment income allocated from affiliated partnership (Note 5)			222
TOTAL INCOME			63,721
Expenses:
Investment adviser fee (Note 5)		$5,891
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		4,101
Transfer and dividend disbursing agent fees and expenses--Class A Shares		25,604
Transfer and dividend disbursing agent fees and expenses--Class K Shares		19,052
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		16,901
Directors'/Trustees' fees		2,280
Auditing fees		21,000
Legal fees		12,712
Portfolio accounting fees		66,866
Distribution services fee--Class K Shares		3,360
Shareholder services fee--Class A Shares		2,434
Share registration costs		38,983
Printing and postage		17,439
Insurance premiums		6,074
Miscellaneous		1,098
TOTAL EXPENSES		473,795
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,891)
Waiver of administrative personnel and services fee	(44,963)
Reimbursement of other operating expenses	(409,208)
TOTAL WAIVERS AND REIMBURSEMENTS		(460,062)
Net expenses			13,733
Net investment income			49,988
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			28,313
Net realized loss allocated from affiliated partnership			(183)
Net change in unrealized appreciation of investments			84,147
Net realized and unrealized gain on investments			112,277
Change in net assets resulting from operations			$162,265

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2007	2006	[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$49,988	$4,521
Net realized gain on investments, including allocation from partnership	28,130	1,033
Net change in unrealized appreciation of investments	84,147	32,048
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	162,265	37,602
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,332)	--
Class K Shares	(5,980)	--
Institutional Shares	(4,636)	--
Distributions from net realized gains
Class A Shares	(289)	--
Class K Shares	(449)	--
Institutional Shares	(296)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,982)	--
Share Transactions:
Proceeds from sale of shares	4,309,820	1,194,853
Net asset value of shares issued to shareholders in payment of distributions declared	14,584	--
Cost of shares redeemed	(1,054,206)	(216,687)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,270,198	978,166
Change in net assets	3,416,481	1,015,768
Net Assets:
Beginning of period	1,015,768	--
End of period (including undistributed net investment income of $40,365 and $4,521, respectively)	$4,432,249	$1,015,768

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2015 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to achieve capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	202,882	$2,281,278	32,131	$332,211
Shares issued to shareholders in payment of distributions declared	433	4,621	--	--
Shares redeemed	(18,728)	(212,154)	(1,088)	(10,743)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	184,587	$2,073,745	31,043	$321,468

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	113,022	$1,239,316	72,659	$757,006
Shares issued to shareholders in payment of distributions declared	601	6,429	--	--
Shares redeemed	(71,014)	(768,088)	(19,256)	(205,848)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	42,609	$477,657	53,403	$551,158

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	72,166	$789,226	10,536	$105,636
Shares issued to shareholders in payment of distributions declared	332	3,534	--	--
Shares redeemed	(6,737)	(73,964)	(10)	(96)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	65,761	$718,796	10,526	$105,540
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	292,957	$3,270,198	94,972	$978,166

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and partnership adjustments.

For the year ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$804	$(804)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended November 30, 2007 and the period ended November 30, 2006, was as follows:

	2007	2006 [2]
Ordinary income [1]	$15,982	$0

1 For tax purposes, short-term capital gains are considered ordinary income.

2 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$69,186
Undistributed long-term capital gains	$4,657
Net unrealized appreciation	$110,042

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership adjustments and discount accretion/premium amortization on debt securities.

At November 30, 2007, the cost of investments for federal tax purposes was $4,448,535. The net unrealized appreciation of investments for federal tax purposes was $110,042. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $117,490 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,448.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. (FGIMC) is the Fund's investment adviser. The advisory agreement between the Fund and FGIMC provides for an annual fee equal to 0.25% of the Fund's average daily net assets. Prior to August 17, 2007, the Fund's investment adviser was Federated Equity Management Company of Pennsylvania (FEMCOPA). The advisory agreement between the Fund and FEMCOPA provided for an identical fee to the advisory agreement between the Fund and FGIMC. Subject to the terms described in the Expense Limitation note, FGIMC and FEMCOPA may voluntarily choose to waive any portion of their fees and/or reimburse certain operating expenses of the Fund. FGIMC and FEMCOPA can modify or terminate this voluntary waiver and/or reimbursement any time at their sole discretion. For the year ended November 30, 2007, FGIMC voluntarily waived $2,488 of its fee and voluntarily reimbursed $137,715 of other operating expenses. For the year ended November 30, 2007, FEMCOPA voluntarily waived $3,384 of its fee and voluntarily reimbursed $271,493 of other operating expenses.

Certain of the Fund's assets may be managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, the net fee paid to FAS was 7.853% of average daily net assets of the Fund. FAS waived $44,963 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2007, FSC retained $351 of fees paid by the Fund. For the year ended November 30, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended November 30, 2007, FSC retained $386 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 1.00% and 0.30%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2007, the Adviser reimbursed $19. Transactions with affiliated companies during the year ended November 30, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2007	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	--	1,243	--	1,243	$ 27,440	$ 222
Federated Mortgage Core Portfolio	--	38,004	--	38,004	$378,525	$ 3,741
High Yield Bond Portfolio	--	8,653	--	8,653	$ 57,369	$ 528
Prime Value Obligations Fund, Institutional Shares	--	1,367,945	1,264,853	103,092	$103,092	$ 1,138
TOTAL OF AFFILIATED TRANSACTIONS	--	1,415,845	1,264,853	150,992	$566,426	$ 5,629

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2007, were as follows:

Purchases	$5,026,192
Sales	$1,676,616

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS

Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2007, 29.21% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended November 30, 2007, 24.17% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND THE SHAREHOLDERS OF FEDERATED TARGET ETF FUND 2015:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Target ETF Fund 2015 (the "Fund"), a portfolio of Federated Managed Allocation Portfolios, as of November 30, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 6, 2006 (inception date) to November 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Target ETF Fund 2015 as of November 30, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from April 6, 2006 (inception date) to November 30, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
January 25, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Trust comprised four portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Evaluation and Approval of Advisory Contract

FEDERATED TARGET ETF FUND 2015 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made an annualized allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2015
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212853
Cusip 314212838
Cusip 314212846

36069 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2025

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.83	$10.00
Income From Investment Operations:
Net investment income	0.17 [2]	0.13	[2]
Net realized and unrealized gain on investments	0.79	0.70
TOTAL FROM INVESTMENT OPERATIONS	0.96	0.83
Less Distributions:
Distributions from net investment income	(0.12)	--
Net Asset Value, End of Period	$11.67	$10.83
Total Return [3]	8.98%	8.30%

Ratios to Average Net Assets:
Net expenses	0.50%	0.40	% [4]
Net investment income	1.55%	2.02	% [4]
Expense waiver/reimbursement [5]	9.19%	106.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,637	$765
Portfolio turnover	75%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.80	$10.00
Income From Investment Operations:
Net investment income	0.11 [2]	0.08	[2]
Net realized and unrealized gain on investments	0.79	0.72
TOTAL FROM INVESTMENT OPERATIONS	0.90	0.80
Less Distributions:
Distributions from net investment income	(0.12)	--
Net Asset Value, End of Period	$11.58	$10.80
Total Return [3]	8.38%	8.00%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00	% [4]
Net investment income	1.02%	1.24	% [4]
Expense waiver/reimbursement [5]	9.19%	106.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,161	$323
Portfolio turnover	75%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.83	$10.00
Income From Investment Operations:
Net investment income	0.23 [2]	0.14	[2]
Net realized and unrealized gain on investments	0.75	0.69
TOTAL FROM INVESTMENT OPERATIONS	0.98	0.83
Less Distributions:
Distributions from net investment income	(0.13)	--
Net Asset Value, End of Period	$11.68	$10.83
Total Return [3]	9.13%	8.30%

Ratios to Average Net Assets:
Net expenses	0.29%	0.25	% [4]
Net investment income	2.06%	2.13	% [4]
Expense waiver/reimbursement [5]	9.19%	106.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,307	$420
Portfolio turnover	75%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,003.40	$2.36
Class K Shares	$1,000	$1,000.90	$5.02
Institutional Shares	$1,000	$1,004.30	$1.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.71	$2.38
Class K Shares	$1,000	$1,020.05	$5.06
Institutional Shares	$1,000	$1,023.51	$1.57

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.47%
Class K Shares	1.00%
Institutional Shares	0.31%

Management's Discussion of Fund Performance

The Federated Target ETF Fund 2025 Class A Shares, Class K Shares and Institutional Shares had total returns at net asset value 1 of 8.98%, 8.38% and 9.13%, respectively, for the fiscal year ended November 30, 2007. 2 That compares with an 8.57% return for the Fund's Blended Index and 7.79% for Morningstar's Target Date 2015-2029 Funds Category 3 average. The Fund's Blended Index consists of 58% of the return of the Standard & Poor's Composite 1500 Index (S&P 1500), 4 15% of the return of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE), 5 and 27% of the Lehman Brothers Aggregate Bond Index (LBAB). 6

1 Due to its strategy of investing in other funds (including exchange-traded funds), this fund may incur certain additional expenses and tax results that would not be present with a direct investment in the underlying funds (or exchange-traded funds).

An investment in an exchange-traded fund ("ETF") generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

2 Returns are stated on a no-load basis, net of fees and expenses.

3 The group of funds included in Morningstar's category that have target maturity dates between 2015 and 2029.

4 The S&P Composite 1500 Index is an unmanaged, broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 400, S&P 500, and the S&P 600. The index was developed with a base value of 100 as of December 30, 1994. The index is unmanaged and unlike the Fund not affected by cashflow. Investments cannot be made directly in an index.

5 MSCI-EAFE Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. The index is unmanaged and unlike the Fund not affected by cashflow. Investments cannot be made directly in the index.

6 The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged and unlike the Fund not affected by cashflow. Indices are rebalanced monthly by market capitalization. Investments cannot be made directly in an index.

The following discussion will focus on performance of the Fund's Institutional Shares.

MARKET OVERVIEW

Domestic Equities

Domestic equities, as measured by the S&P 1500 index, experienced substantial volatility throughout the 12 month reporting period. Bulls and bears alternated as optimism was fueled by strong Gross Domestic Product growth, employment data and interest rate cuts by the Federal Reserve while investor fears were stoked by rising fuel costs, weak U.S. housing data and the credit crisis. By late November, the S&P 1500 had fallen by 10% (on a total return basis) from its mid-October peak due, in part, to reports from some of the nation's largest banks of massive write-downs of risky mortgage-related investments. Conciliatory comments from the Federal Reserve then cheered investors and sparked a sharp rally during the last few days of November 2007. During the 12-month reporting period ended November 30, 2007, the S&P 1500 had a total return of 7.44%, with eight out of ten sectors posting positive, double-digit returns. The best performing sectors were Energy, Materials, Consumer Staples and Utilities. Lagging sectors included Financials and Consumer Discretionary.

International Equities

Global equity markets, as represented by the MSCI-EAFE index, experienced similar volatility 7 to the S&P 1500. The MSCI-EAFE ended the year up only 9.28% on a local currency basis; however, in U.S. dollars, the total return for the MSCI-EAFE was 17.3%, due to weakness in the U.S. dollar. The euro, sterling and yen each gained 10.7%, 4.5% and 4.3%, respectively, against the U.S. dollar over the reporting period.

By region, significant outperformance came from the Pacific and Far East countries, excluding Japan. Europe performed slightly ahead of the benchmark, overall, while Japan was nearly flat for the reporting period.

Interest Rates 8

Short and intermediate interest rates fell considerably over the reporting period (some as much as 1.90%) as the "Subprime Lending Crisis" gradually unfolded over the summer months. This sparked a "flight to quality" to short- and intermediate-term Treasury securities as investors fled "spread bonds" such as corporate bonds, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS). Spread bonds underperformed Treasury securities by a wide margin over the reporting period. The Federal Reserve responded to the Subprime Lending Crisis by easing monetary policy by 0.75%, on concern that the housing sector damage could spread to the rest of the economy.

7 International investing involves special risks including currency risks, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

8 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Longer-term interest rates were down very slightly over the past 12 months, with 10-year Treasury yields down about 0.52%, while the 30-year Treasury yield fell 0.18%. The "yield to worst" 9 of the Lehman Aggregate stood at 4.86% on November 30, 2007, compared to 5.13% at prior year-end.

Fund Performance

The primary influences on the returns of the Fund were the diversified nature of the portfolio 10 and the disciplined design of the Fund. This design specifies ranges in which management may move the allocations for equities and bonds based upon the number of years remaining until the target year of 2025. During the 12 month period ended December 31, 2007, stocks were allowed to range between 58% and 88% of the Fund. The Fund maintained an equity allocation in the upper half of that range for the entire reporting period. This allocation decision increased returns because of the higher relative returns from equities during the reporting period.

Within the portion of the Fund allocated to equities, the Fund purchased a number of different ETFs that provided broad market exposure to domestic equities and foreign equities as well as ETFs that provided exposure to specific market sectors. During the third quarter, the Fund maintained an overweight in larger market capitalization equities. In addition, the Fund also maintained a significant exposure to foreign equities. Both of these allocation decisions increased the return of the Fund as large capitalization equities outperformed small capitalization equities and foreign equities outperformed domestic equities.

Beginning in October, the Fund began to overweight several industries relative to its benchmark. Investments in Healthcare, Technology, Hardware, Materials and Software and Services contributed to the Fund's outperformance, while investments in the Technology Equipment and Insurance industries detracted from performance relative to the benchmark.

Through the end of August 2007, the Fund's fixed-income investments and performance were roughly in line with LBAB. Thereafter, the Fund was overweight in high-yield, emerging markets and mortgage-backed fixed-income securities. The high-yield investments detracted from performance of the fixed income portion of the Fund, relative to LBAB.

9 The "yield to worst" measures the yield to maturity if a bond repayment takes place that would yield the lowest possible return to investors.

10 Diversification does not assure a profit nor protect against loss.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Target ETF Fund 2025 (Class A Shares) (the "Fund") from April 6, 2006 (start of performance) to November 30, 2007, compared to the Standard and Poor's Composite 1500 Index (S&P 1500), 2 the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Morgan Stanley Capital International-Europe, Australasia and Far East Index (MSCI-EAFE). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	2.99%
Start of Performance (4/6/2006)	6.83%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 1500, LBAB and MSCI-EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 1500, LBAB and the MSCI- EAFE are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Target ETF Fund 2025 (Class K Shares) (the "Fund") from April 6, 2006 (start of performance) to November 30, 2006, compared to the Standard and Poor's Composite 1500 Index (S&P 1500), 2 the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Morgan Stanley Capital International-Europe, Australasia and Far East Index (MSCI-EAFE). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	8.38%
Start of Performance (4/6/2006)	9.98%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 1500, LBAB and the MSCI- EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 1500, LBAB and the MSCI EAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Target ETF Fund 2025 (Institutional Shares) (the "Fund") from April 6, 2006 (start of performance) to November 30, 2007, compared to the Standard and Poor's Composite 1500 Index (S&P 1500) 2 , the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Morgan Stanley Capital International-Europe, Australasia and Far East Index (MSCI-EAFE). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	9.13%
Start of Performance (4/6/2006)	10.63%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 1500, LBAB and the MSCI-EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 1500, LBAB and the MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds	58.7%
Foreign Stock ETF Funds	27.4%
Domestic Fixed Income ETF Funds and Mutual Funds	12.5%
Foreign Fixed Income Mutual Funds	0.3%
Cash Equivalents [2]	1.5%
Other Assets and Liabilities--Net [3]	(0.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2007

Shares			Value
		EXCHANGE TRADED FUNDS--94.1%
		STOCK ETFS--86.1%
		Domestic Stock ETFs-58.7%
1,396		iShares Dow Jones US Basic Materials Sector Index Fund	$104,337
1,637		iShares Dow Jones US Healthcare Providers Index Fund	101,117
2,040		iShares Dow Jones US Insurance Index Fund	102,612
1,692		iShares Dow Jones US Medical Equipment Index Fund	101,131
1,463		iShares Goldman Sachs Networking Index Fund	49,874
2,017		iShares S&P GSTI Software	100,608
859		iShares S&P GSTI Technology	50,647
24,133		iShares S&P 500 Index Fund	3,589,784
4,542		iShares S&P Midcap 400 Index	389,522
1,546		Rydex Russell Top 50 ETF	172,982
		TOTAL DOMESTIC STOCK ETFS	4,762,614
		Foreign Stock ETFs-27.4%
2,330		iShares MSCI Canada Index Fund	74,350
4,513		iShares MSCI Emerging Markets Index Fund	696,807
612		iShares MSCI Pacific ex-Japan Index Fund	102,504
11,167		iShares S&P Europe 350 Index Fund	1,345,065
		TOTAL FOREIGN STOCK ETFS	2,218,726
		TOTAL STOCK ETFS (IDENTIFIED COST $6,756,071)	6,981,340
		Fixed Income ETFS--8.0%
		Domestic Fixed Income ETFs - 8.0%
6,315		iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $626,962)	644,762
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $7,383,033)	7,626,102
Shares			Value
		MUTUAL FUNDS--6.3% [1]
971		Emerging Markets Fixed Income Core Fund	$21,428
34,186		Federated Mortgage Core Portfolio	340,492
3,816		High Yield Bond Portfolio	25,296
120,402	[2]	Prime Value Obligations Fund, Institutional Shares, 4.87%	120,322
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $503,050)	507,538
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $7,886,083) [3]	8,133,640
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(28,464)
		TOTAL NET ASSETS--100%	$8,105,176

1 Affiliated companies.

2 7-Day net yield.

3 The cost of investments for federal tax purposes amounts to $7,892,604.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in securities, at value including $507,538 of investments in affiliated issuers (Note 5) (identified cost $7,886,083)		$8,133,640
Receivable for investments sold		135,941
Receivable for shares sold		88,921
TOTAL ASSETS		8,358,502
Liabilities:
Payable for investments purchased	$178,394
Payable for shares redeemed	4,663
Payable for transfer and dividend disbursing agent fees and expenses	16,135
Payable for auditing fees	21,000
Payable for portfolio accounting fees	5,479
Payable to distribution services fee (Note 5)	936
Payable to shareholder services fee (Note 5)	989
Payable for share registration costs	18,319
Accrued expenses	7,411
TOTAL LIABILITIES		253,326
Net assets for 695,964 shares outstanding		$8,105,176
Net Assets Consist of:
Paid-in capital		$7,714,271
Net unrealized appreciation of investments		247,557
Accumulated net realized gain on investments		85,641
Undistributed net investment income		57,707
TOTAL NET ASSETS		$8,105,176
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($4,636,860 ÷ 397,456 shares outstanding), no par value, unlimited shares authorized		$11.67
Offering price per share (100/94.50 of $11.67) [1]		$12.35
Redemption proceeds per share		$11.67
Class K Shares:
Net asset value per share ($2,161,233 ÷ 186,619 shares outstanding), no par value, unlimited shares authorized		$11.58
Offering price per share		$11.58
Redemption proceeds per share		$11.58
Institutional Shares:
Net asset value per share ($1,307,083 ÷ 111,889 shares outstanding), no par value, unlimited shares authorized		$11.68
Offering price per share		$11.68
Redemption proceeds per share		$11.68

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2007

Investment Income:
Dividends (including $6,337 received from affilated issuers (Note 5))			$97,915
Interest income			7,388
Investment income allocated from affiliated partnership (Note 5)			231
TOTAL INCOME			105,534
Expenses:
Investment adviser fee (Note 5)		$12,565
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		4,509
Transfer and dividend disbursing agent fees and expenses--Class A Shares		23,950
Transfer and dividend disbursing agent fees and expenses-- Class K Shares		27,815
Transfer and dividend disbursing agent fees and expenses-- Institutional Shares		13,495
Directors'/Trustees' fees		1,648
Auditing fees		21,000
Legal fees		12,713
Portfolio accounting fees		66,701
Distribution services fee--Class K Shares (Note 5)		9,271
Shareholder services fee--Class A Shares (Note 5)		5,074
Share registration costs		39,157
Printing and postage		18,498
Interest expense		498
Insurance premiums		6,075
Miscellaneous		1,105
TOTAL EXPENSES		494,074
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(12,565)
Waiver of administrative personnel and services fee	(44,951)
Reimbursement of other operating expenses	(404,259)
TOTAL WAIVERS AND REIMBURSEMENTS		(461,775)
Net expenses			32,299
Net investment income			73,235
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized loss of $25 on sale of investments in affiliated issuers (Note 5))			86,841
Net realized loss allocated from affiliated partnership			(190)
Net change in unrealized appreciation of investments			195,981
Net realized and unrealized gain on investments			282,632
Change in net assets resulting from operations			$355,867

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 11/30/2007	Period Ended 11/30/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$73,235	$5,176
Net realized gain (loss) on investments, including allocation from partnership	86,651	(403)
Net change in unrealized appreciation of investments	195,981	51,576
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	355,867	56,349
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,238)	--
Class K Shares	(3,512)	--
Institutional Shares	(8,561)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,311)	--
Share Transactions:
Proceeds from sale of shares	7,780,476	1,483,432
Net asset value of shares issued to shareholders in payment of distributions declared	19,835	--
Cost of shares redeemed	(1,538,035)	(31,437)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,262,276	1,451,995
Change in net assets	6,596,832	1,508,344
Net Assets:
Beginning of period	1,508,344	--
End of period (including undistributed net investment income of $57,707 and $5,176, respectively)	$8,105,176	$1,508,344

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2025 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to achieve capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price; and
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	347,768	$4,000,452	70,682	$731,480
Shares issued to shareholders in payment of distributions declared	834	9,054	--	--
Shares redeemed	(21,800)	(257,460)	(28)	(274)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	326,802	$3,752,046	70,654	$731,206

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	248,086	$2,766,439	29,898	$316,918
Shares issued to shareholders in payment of distributions declared	324	3,512	--	--
Shares redeemed	(91,679)	(1,075,779)	(10)	(106)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	156,731	$1,694,172	29,888	$316,812

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	90,696	$1,013,585	41,788	$435,034
Shares issued to shareholders in payment of distributions declared	669	7,269	--	--
Shares redeemed	(18,301)	(204,796)	(2,963)	(31,057)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	73,064	$816,058	38,825	$403,977
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	556,597	$6,262,276	139,367	$1,451,995

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and partnership adjustments.

For the year ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$607	$(607)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended November 30, 2007 and the period ended November 30, 2006, was as follows:

	2007	2006 [1]
Ordinary income	$21,311	$0

1 Operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$136,329
Undistributed long-term capital gains	$13,540
Net unrealized appreciation	$241,036

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership adjustments and discount accretion/premium amortization on debt securities.

At November 30, 2007, the cost of investments for federal tax purposes was $7,892,604. The net unrealized appreciation of investments for federal tax purposes was $241,036. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $259,752 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,716.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. (FGIMC) is the Fund's investment adviser. The advisory agreement between the Fund and FGIMC provides for an annual fee equal to 0.25% of the Fund's average daily net assets. Prior to August 17, 2007, the Fund's investment adviser was Federated Equity Management Company of Pennsylvania (FEMCOPA). The advisory agreement between the Fund and FEMCOPA provided for an identical fee to the advisory agreement between the Fund and FGIMC. Subject to the terms described in the Expense Limitation note, FGIMC and FEMCOPA may voluntarily choose to waive any portion of their fees and/or reimburse certain operating expenses of the Fund. FGIMC and FEMCOPA can modify or terminate this voluntary waiver and/or reimbursement any time at their sole discretion. For the year ended November 30, 2007, FGIMC voluntarily waived $4,825 of its fee and voluntarily reimbursed $136,910 of other operating expenses. For the year ended November 30, 2007, FEMCOPA voluntarily waived $7,697 of its fee and voluntarily reimbursed $267,349 of other operating expenses.

Certain of the Fund's assets may be managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, the net fee paid to FAS was 3.682% of average daily net assets of the Fund. FAS waived $44,951 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2007, FSC retained $4,799 of fees paid by the Fund. For the year ended November 30, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended November 30, 2007, FSC retained $536 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 1.00% and 0.30%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2007, the Adviser reimbursed $43. Transactions with affiliated companies during the year ended November 30, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2007	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	--	971	--	971	$ 21,428	$ 231
Federated Mortgage Core Portfolio	--	36,727	2,541	34,186	$340,492	$3,441
High Yield Bond Portfolio	--	3,816	--	3,816	$ 25,296	$ 422
Prime Value Obligations Fund, Institutional Shares	--	3,245,371	3,124,969	120,402	$120,322	$ 2,474
TOTAL OF AFFILIATED TRANSACTIONS	--	3,286,885	3,127,510	159,375	$507,538	$6,568

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2007, were as follows:

Purchases	$10,010,337
Sales	$3,721,543

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS

Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2007, 61.91% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended November 30, 2007, 52.91% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND THE SHAREHOLDERS OF FEDERATED TARGET ETF FUND 2025:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Target ETF Fund 2025 (the "Fund"), a portfolio of Federated Managed Allocation Portfolios, as of November 30, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 6, 2006 (inception date) to November 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Target ETF Fund 2025 as of November 30, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for year then ended and for the period from April 6, 2006 (inception date) to November 30, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
January 25, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Trust comprised four portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA TRUSTEE Began serving: January 2008	Principal Occupations : Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held : Director, Horatio Alger Association.

Previous Positions : Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Evaluation and Approval of Advisory Contract

FEDERATED TARGET ETF FUND 2025 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made an annualized allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2025
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212820
Cusip 314212796
Cusip 314212812

36070 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2035

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.77	$10.00
Income From Investment Operations:
Net investment income	0.14 [2]	0.12	[2]
Net realized and unrealized gain on investments	0.85	0.65
TOTAL FROM INVESTMENT OPERATIONS	0.99	0.77
Less Distributions:
Distributions from net investment income	(0.12)	--
Net Asset Value, End of Period	$11.64	$10.77
Total Return [3]	9.23%	7.70%

Ratios to Average Net Assets:
Net expenses	0.48%	0.40	% [4]
Net investment income	1.28%	1.88	% [4]
Expense waiver/reimbursement [5]	15.32%	131.94	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,747	$486
Portfolio turnover	86%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.71	$10.00
Income From Investment Operations:
Net investment income	0.08 [2]	0.02	[2]
Net realized and unrealized gain on investments	0.84	0.69
TOTAL FROM INVESTMENT OPERATIONS	0.92	0.71
Less Distributions:
Distributions from net investment income	(0.10)	--
Net Asset Value, End of Period	$11.53	$10.71
Total Return [3]	8.69%	7.10%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00	% [4]
Net investment income	0.70%	0.25	% [4]
Expense waiver/reimbursement [5]	15.32%	131.94	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,227	$196
Portfolio turnover	86%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.77	$10.00
Income From Investment Operations:
Net investment income	0.21 [2]	0.13	[2]
Net realized and unrealized gain on investments	0.80	0.64
TOTAL FROM INVESTMENT OPERATIONS	1.01	0.77
Less Distributions:
Distributions from net investment income	(0.12)	--
Net Asset Value, End of Period	$11.66	$10.77
Total Return [3]	9.47%	7.70%

Ratios to Average Net Assets:
Net expenses	0.30%	0.25	% [4]
Net investment income	1.87%	1.97	% [4]
Expense waiver/reimbursement [5]	15.32%	131.94	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,399	$410
Portfolio turnover	86%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 998.30	$2.35
Class K Shares	$1,000	$ 995.70	$5.00
Institutional Shares	$1,000	$ 999.10	$1.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.71	$2.38
Class K Shares	$1,000	$1,020.05	$5.06
Institutional Shares	$1,000	$1,023.41	$1.67

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.47%
Class K Shares	1.00%
Institutional Shares	0.33%

Management's Discussion of Fund Performance

The Federated Target ETF Fund 2035 Class A Shares, Class K Shares and Institutional Shares, had total returns at net asset value 1 of 9.23%, 8.69% and 9.47%, respectively, for the fiscal year ended November 30, 2007. 2 That compares with an 8.88% return for the Fund's Blended Index and 8.96% for Morningstar's Target Date 2030+ Funds Category Average. 3 The Fund's Blended Index consists of 66% of the return of the Standard & Poor's Composite 1500 Index (S&P 1500), 4 17% of the return of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE), 5 and 17% of the Lehman Brothers Aggregate Bond Index (LBAB). 6

1 Due to its strategy of investing in other funds (including exchange-traded funds), this fund may incur certain additional expenses and tax results that would not be present with a direct investment in the underlying funds (or exchange-traded funds).

An investment in an exchange-traded fund ("ETF") generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

2 Returns are stated on a no-load basis, net of fees and expenses.

3 The group of funds included in Morningstar's category that have target maturity dates of 2030 and beyond.

4 The S&P Composite 1500 Index is an unmanaged, broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 400, S&P 500, and the S&P 600. The index was developed with a base value of 100 as of December 30, 1994. The index is unmanaged and unlike the Fund is not affected by cashflows. Investments cannot be made directly in an index.

5 MSCI-EAFE Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. The index is unmanaged and unlike the Fund is not affected by cashflows. Investments cannot be made directly in the index.

6 The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and unlike the Fund is not affected by cashflows. Investments cannot be made directly in an index.

The following discussion will focus on performance of the Fund's Institutional Shares.

MARKET OVERVIEW

Domestic Equities

Domestic equities, as measured by the S&P 1500 index, experienced substantial volatility throughout the 12-month reporting period. Bulls and bears alternated as optimism was fueled by strong Gross Domestic Product growth, employment data and interest rate cuts by the Federal Reserve while investor fears were stoked by rising fuel costs, weak U.S. housing data and the credit crisis. By late November, the S&P 1500 had fallen by 10% (on a total return basis) from its mid-October peak due, in part, to reports from some of the nation's largest banks of massive write-downs of risky mortgage-related investments. Conciliatory comments from the Federal Reserve then cheered investors and sparked a sharp rally during the last few days of November 2007. During the 12-month reporting period ended November 30, 2007, the S&P 1500 had a total return of 7.44%, with eight out of ten sectors posting positive, double-digit returns. The best performing sectors were Energy, Materials, Consumer Staples and Utilities. Lagging sectors included Financials and Consumer Discretionary.

International Equities

Global equity markets, as represented by the MSCI-EAFE index, experienced similar volatility 7 to the S&P 1500. The MSCI-EAFE ended the year up only 9.28% on a local currency basis; however, in U.S. dollars, the total return for the MSCI-EAFE was 17.3%, due to weakness in the U.S. dollar. The euro, sterling and yen each gained 10.7%, 4.5% and 4.3%, respectively, against the U.S. dollar over the reporting period.

By region, significant outperformance came from the Pacific and Far East countries, excluding Japan. Europe performed slightly ahead of the benchmark, overall, while Japan was nearly flat for the reporting period.

7 International investing involves special risks including currency risks, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

Interest Rates 8

Short and intermediate interest rates fell considerably over the past reporting period (some as much as 1.90%) as the "Subprime Lending Crisis" gradually unfolded over the summer months. This sparked a "flight to quality" to short- and intermediate-term Treasury securities as investors fled "spread bonds" such as corporate bonds, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS). Spread bonds underperformed Treasury securities by a wide margin over the reporting period. The Federal Reserve responded to the Subprime Lending Crisis by easing monetary policy by 0.75%, on concern that the housing sector damage could spread to the rest of the economy.

Longer-term interest rates were down very slightly over the past 12 months, with 10-year Treasury yields down about 0.52%, while the 30-year Treasury yield fell 0.18%. The "yield to worst" 9 of the Lehman Aggregate stood at 4.86% on November 30, 2007, compared to 5.13% at prior year-end.

Fund Performance

The primary influences on the returns of the Fund were the diversified nature of the portfolio 10 and the disciplined design of the Fund. This design specifies ranges in which management may move the allocations for stocks and bonds based upon the number of years remaining until the target year of 2035. During the 12-month period ended December 31, 2007, equities were allowed to range between 68% and 98% of the Fund. The Fund maintained an equity allocation in the upper half of that range for the entire reporting period. This allocation decision increased returns because of the higher relative returns from equities during the reporting period.

8 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

9 The "yield to worst" measures the yield to maturity if a bond repayment takes place that would yield the lowest possible return to investors.

10 Diversification does not assure a profit nor protect against loss.

Within the portion of the Fund allocated to stocks, the Fund purchased a number of different ETFs that provided broad market exposure to domestic equities and foreign equities as well as ETFs that provided exposure to specific market sectors. During the 12-month period, the Fund maintained an overweight in larger market capitalization equities. In addition, the Fund also maintained a significant exposure to foreign equities. Both of these allocation decisions increased the return of the Fund as large capitalization equities outperformed small capitalization equities and foreign equities outperformed domestic equities.

Beginning in October, the Fund began to overweight several industries relative to its benchmark. Investments in Healthcare, Technology, Hardware, Materials and Software and Services contributed to the Fund's outperformance, while investments in the Technology Equipment and Insurance industries detracted from performance relative to the benchmark.

Through the end of August, 2007, the Fund's fixed-income investments and performance were roughly in line with LBAB. Thereafter, the Fund was overweight in high-yield, emerging markets and mortgage-backed fixed-income securities. The high-yield investments detracted from performance of the fixed-income portion of the Fund, relative to LBAB.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Target ETF Fund 2035 (Class A Shares) (the "Fund") from April 6, 2006 (start of performance) to November 30, 2007, compared to the Standard and Poor's Composite 1500 Index (S&P 1500), 2 the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Morgan Stanley Capital International - Europe, Australasia and Far East Index (MSCI-EAFE). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	3.19%
Start of Performance (4/6/2006)	6.62%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 1500, LBAB and MSCI-EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 1500, LBAB and the MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Target ETF Fund 2035 (Class K Shares) (the "Fund") from April 6, 2006 (start of performance) to November 30, 2007, compared to the Standard and Poor's Composite 1500 Index (S&P 1500), 2 the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Morgan Stanley Capital International - Europe, Australasia and Far East Index (MSCI-EAFE). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	8.69%
Start of Performance (4/6/2006)	9.62%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 1500, LBAB and the MSCI- EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 1500, LBAB and the MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Target ETF Fund 2035 (Institutional Shares) (the "Fund") from April 6, 2006 (start of performance) to November 30, 2007, compared to the Standard and Poor's Composite 1500 Index (S&P 1500), 2 the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Morgan Stanley Capital International - Europe, Australasia and Far East Index (MSCI-EAFE). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	9.47%
Start of Performance (4/6/2006)	10.47%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 1500, LBAB and the MSCI-EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 1500, LBAB and the MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds	64.6%
Foreign Stock ETF Funds	31.0%
Domestic Fixed Income ETF Funds and Mutual Funds	2.8%
Foreign Fixed Income Mutual Funds	0.1%
Cash Equivalents [2]	1.8%
Other Assets and Liabilities--Net [3]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2007

Shares			Value
		EXCHANGE TRADED FUNDS--96.7%
		STOCK ETFS--95.6%
		Domestic Stock ETFs--64.6%
1,012		iShares Dow Jones US Basic Materials Sector Index Fund	$75,637
1,201		iShares Dow Jones US Healthcare Providers Index Fund	74,186
1,496		iShares Dow Jones US Insurance Index Fund	75,249
1,246		iShares Dow Jones US Medical Equipment Index Fund	74,473
1,081		iShares Goldman Sachs Networking Index Fund	36,851
1,477		iShares S&P GSTI Software	73,673
631		iShares S&P GSTI Technology	37,204
17,534		iShares S&P 500 Index Fund	2,608,182
3,374		iShares S&P Midcap 400 Index Fund	289,354
1,147		Rydex Russell Top 50 ETF Fund	128,338
		TOTAL DOMESTIC STOCK ETFS	3,473,147
		Foreign Stock ETFs--31.0%
1,758		iShares MSCI Canada Index Fund	56,098
3,352		iShares MSCI Emerging Markets Index Fund	517,549
463		iShares MSCI Pacific ex-Japan Index Fund	77,548
8,426		iShares S&P Europe 350 Index Fund	1,014,912
		TOTAL FOREIGN STOCK ETFS	1,666,107
		TOTAL STOCK ETFS (IDENTIFIED COST $4,988,523)	5,139,254
		FIXED INCOME ETFS--1.1%
		Domestic Fixed Income ETFs--1.1%
592		iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $58,210)	60,443
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $5,046,733)	5,199,697
Shares			Value
		MUTUAL FUNDS--3.6% [1]
185		Emerging Markets Fixed Income Core Fund	$4,093
8,413		Federated Mortgage Core Portfolio	83,801
1,072		High Yield Bond Portfolio	7,104
97,068	[2]	Prime Value Obligations Fund, Institutional Shares, 4.87%	97,068
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $191,010)	192,066
		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $5,237,743) [3]	5,391,763
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(18,270)
		TOTAL NET ASSETS--100%	$5,373,493

1 Affiliated companies.

2 7-Day net yield.

3 The cost of investments for federal tax purposes amounts to $5,251,520.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in securities, at value including $192,066 of investments in affiliated issuers (Note 5) (identified cost $5,237,743)		$5,391,763
Receivable for investments sold		76,969
Receivable for shares sold		96,346
TOTAL ASSETS		5,565,078
Liabilities:
Payable for investments purchased	$121,168
Payable for transfer and dividend disbursing agent fees and expenses	15,785
Payable for Directors'/Trustees fees	148
Payable for auditing fees	21,000
Payable for portfolio accounting fees	5,479
Payable for distribution services fee (Note 5)	462
Payable for shareholder services fee (Note 5)	661
Payable for registration costs	18,420
Accrued expenses	8,462
TOTAL LIABILITIES		191,585
Net assets for 462,356 shares outstanding		$5,373,493
Net Assets Consist of:
Paid in capital		$5,151,399
Net unrealized appreciation of investments		154,020
Accumulated net realized gain on investments		42,530
Undistributed net investment income		25,544
TOTAL NET ASSETS		$5,373,493
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,747,496 ÷ 235,950 shares outstanding), no par value, unlimited shares authorized		$11.64
Offering price per share (100/94.50 of $11.64) [1]		$12.32
Redemption proceeds per share		$11.64
Class K Shares:
Net asset value per share ($1,226,663 ÷ 106,397 shares outstanding), no par value, unlimited shares authorized		$11.53
Offering price per share		$11.53
Redemption proceeds per share		$11.53
Institutional Shares:
Net asset value per share ($1,399,334 ÷ 120,009 shares outstanding), no par value, unlimited shares authorized		$11.66
Offering price per share		$11.66
Redemption proceeds per share		$11.66

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2007

Investment Income:
Dividends (including $2,824 received from affiliated issuers (Note 5)			$52,275
Interest			5,053
Investment income allocated from affiliated partnership (Note 5)			52
TOTAL INCOME			57,380
Expenses:
Investment adviser fee (Note 5)		$7,550
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		4,621
Transfer and dividend disbursing agent fees and expenses--Class A Shares		21,104
Transfer and dividend disbursing agent fees and expenses--Class K Shares		17,436
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		24,841
Directors'/Trustees' fees		2,136
Auditing fees		21,000
Legal fees		12,272
Portfolio accounting fees		66,702
Distribution services fee--Class K Shares (Note 5)		3,861
Shareholder services fee--Class A Shares (Note 5)		2,397
Share registration costs		38,983
Printing and postage		17,728
Insurance premiums		6,077
Miscellaneous		2,162
TOTAL EXPENSES		478,870
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(7,550)
Waiver of administrative personnel and services fee	(44,971)
Reimbursement of other operating expenses	(409,902)
TOTAL WAIVERS AND REIMBURSEMENTS		(462,423)
Net expenses			16,447
Net investment income			40,933
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			43,080
Net realized loss allocated from affiliated partnership			(42)
Net change in unrealized appreciation of investments			114,716
Net realized and unrealized gain on investments			157,754
Change in net assets resulting from operations			$198,687

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 11/30/2007	Period Ended 11/30/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,933	$3,543
Net realized gain (loss) on investments, including allocation from partnership	43,038	(394)
Net change in unrealized appreciation of investments	114,716	39,304
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	198,687	42,453
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,025)	--
Class K Shares	(1,901)	--
Institutional Shares	(11,120)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,046)	--
Share Transactions:
Proceeds from sale of shares	5,363,144	1,117,850
Net asset value of shares issued to shareholders in payment of distributions declared	17,837	--
Cost of shares redeemed	(1,279,005)	(68,427)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,101,976	1,049,423
Change in net assets	4,281,617	1,091,876
Net Assets:
Beginning of period	1,091,876	--
End of period (including undistributed net investment income of $25,544 and $3,543, respectively)	$5,373,493	$1,091,876

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2035 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to achieve capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	213,247	$2,477,591	47,177	$479,127
Shares issued to shareholders in payment of distributions declared	557	6,025	--	--
Shares redeemed	(23,028)	(270,537)	(2,003)	(19,463)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	190,776	$2,213,079	45,174	$459,664

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	128,926	$1,440,571	18,763	$193,364
Shares issued to shareholders in payment of distributions declared	177	1,901	--	--
Shares redeemed	(40,981)	(455,805)	(488)	(4,922)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	88,122	$986,667	18,275	$188,442

	Year Ended 11/30/2007		Period Ended 11/30/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	130,601	$1,444,982	42,598	$445,359
Shares issued to shareholders in payment of distributions declared	917	9,911	--	--
Shares redeemed	(49,571)	(552,663)	(4,536)	(44,042)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	81,947	$902,230	38,062	$401,317
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	360,845	$4,101,976	101,511	$1,049,423

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and partnership adjustments.

For the year ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$114	$(114)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended November 30, 2007 and the period ended November 30, 2006, was as follows:

	2007	2006 [1]
Ordinary income	$19,046	$0

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$71,373
Undistributed long-term capital gain	$10,478
Net unrealized appreciation	$140,243

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership adjustments and discount accretion/premium amortization on debt securities.

At November 30, 2007, the cost of investments for federal tax purposes was $5,251,520. The net unrealized appreciation of investments for federal tax purposes was $140,243. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $151,416 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,173.

The Fund used capital loss carryforwards of $17 to offset taxable capital gains realized during the year ended November 30, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. (FGIMC) is the Fund's investment adviser. The advisory agreement between the Fund and FGIMC provides for an annual fee equal to 0.25% of the Fund's average daily net assets. Prior to August 17, 2007, the Fund's investment adviser was Federated Equity Management Company of Pennsylvania (FEMCOPA). The advisory agreement between the Fund and FEMCOPA provided for an identical fee to the advisory agreement between the Fund and FGIMC. Subject to the terms described in the Expense Limitation note, FGIMC and FEMCOPA may voluntarily choose to waive any portion of their fees and/or reimburse certain operating expenses of the Fund. FGIMC and FEMCOPA can modify or terminate this voluntary waiver and/or reimbursement any time at their sole discretion. For the year ended November 30, 2007, FGIMC voluntarily waived $2,858 of its fee and voluntarily reimbursed $137,842 of other operating expenses. For the year ended November 30, 2007, FEMCOPA voluntarily waived $4,660 of its fee and voluntarily reimbursed $272,060 of other operating expenses.

Certain of the Fund's assets may be managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, the net fee paid to FAS was 6.127% of average daily net assets of the Fund. FAS waived $44,971 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2007, FSC retained $1,217 of fees paid by the Fund. For the year ended November 30, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended November 30, 2007, FSC retained $600 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 1.00%, and 0.30%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2007, the Adviser reimbursed $32. Transactions with affiliated companies during the year ended November 30, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2007	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	--	185	--	185	$ 4,093	$ 52
Federated Mortgage Core Portfolio	--	8,413	--	8,413	$ 83,801	$ 812
High Yield Bond Portfolio	--	1,072	--	1,072	$ 7,104	$ 148
Prime Value Obligations Fund, Institutional Shares	--	2,161,540	2,064,472	97,068	$ 97,068	$1,864
TOTAL OF AFFILIATED TRANSACTIONS	--	2,171,210	2,064,472	106,738	$192,066	$2,876

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2007, were as follows:

Purchases	$7,010,076
Sales	$2,571,435

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS

Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2007, 80.24% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended November 30, 2007, 65.01% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND THE SHAREHOLDERS OF FEDERATED TARGET ETF FUND 2035:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Target ETF Fund 2035 (the "Fund"), a portfolio of Federated Managed Allocation Portfolios, as of November 30, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 6, 2006 (inception date) to November 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Target ETF Fund 2035 as of November 30, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from April 6, 2006 (inception date) to November 30, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
January 25, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Fund comprised four portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 2000	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA TRUSTEE Began serving: January 1, 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Evaluation and Approval of Advisory Contract

FEDERATED TARGET ETF FUND 2035 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made an annualized allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2035
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212788
Cusip 314212762
Cusip 314212770

36071 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each of the following members of the
Board's Audit Committee is an "audit committee financial expert," and is
"independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $84,000

                  Fiscal year ended 2006 - $128,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $13,616 and $0
      respectively.  Fiscal year ended 2007 - Consent issued in conjunction with
      N-14 filing.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $23,383
      respectively.  Fiscal year ended 2006 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

            Fiscal year ended 2007 - $41,682

            Fiscal year ended 2006 - $101,942

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED ALLOCATION PORTFOLIOS

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE       JANUARY 23, 2008

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE   JANUARY 23, 2008